RESTRUCTURING AND INTEGRATION COSTS - Salix Acquisition-Related Cost-Rationalization and Integration Initiatives (Details) - Salix	12 Months Ended			33 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) employee
Cost-rationalization and integration initiatives
Approximate number of employees expected to be terminated | employee				475
Restructuring and acquisition-related costs since acquisition date				$ 274,000,000
Integration expenses related to acquisition	$ 0	$ 43,000,000	$ 110,000,000	153,000,000
Restructuring expenses related to acquisition				106,000,000
Acquisition-related contingent consideration				15,000,000
Restructuring costs	7,000,000	7,000,000	92,000,000
Restructuring payments	13,000,000	34,000,000	58,000,000
Integration costs	1,000,000	$ 25,000,000	$ 100,000,000
Acquisition-Related Restructuring Costs
Cost-rationalization and integration initiatives
Remaining restructuring liabilities	3,000,000			3,000,000
Integration Costs
Cost-rationalization and integration initiatives
Remaining restructuring liabilities	$ 6,000,000			$ 6,000,000